Domini Impact Equity Fund

Portfolio of Investments

October 31, 2025 (Unaudited)

Security	Shares	Value

Long Term Investments – 99.9%

Common Stocks – 99.9%

Communication Services – 9.7%

Alphabet, Inc., Class A	213,800	$60,118,422

AT&T, Inc.	256,085	6,338,104

Charter Communications, Inc., Class A (a)	3,058	715,083

Comcast Corp., Class A	131,421	3,658,103

Deutsche Telekom AG ADR	125,600	3,903,648

Electronic Arts, Inc.	8,800	1,760,528

Netflix, Inc. (a)	15,038	16,825,417

Omnicom Group, Inc.	6,200	465,124

Orange SA ADR	63,500	1,038,225

Take-Two Interactive Software, Inc. (a)	6,500	1,666,405

TELUS Corp.	56,594	829,668

T-Mobile US, Inc.	17,200	3,612,860

Trade Desk, Inc. (The), Class A (a)	15,300	769,284

Verizon Communications, Inc.	138,495	5,503,791

Walt Disney Co. (The)	64,393	7,251,940

		114,456,602

Consumer Discretionary – 10.1%

adidas AG ADR	11,786	1,118,727

Airbnb, Inc., Class A (a)	13,500	1,708,290

Amazon.com, Inc. (a)	197,280	48,179,722

Best Buy Co., Inc.	6,749	554,363

Booking Holdings, Inc.	1,150	5,839,401

BYD Co., Ltd. ADR	147,300	1,906,062

Chipotle Mexican Grill, Inc. (a)	48,250	1,529,043

DoorDash, Inc., Class A (a)	12,500	3,179,625

eBay, Inc.	16,600	1,349,746

Ford Motor Co.	141,500	1,857,895

Garmin, Ltd.	8,546	1,828,331

General Motors Co.	33,900	2,342,151

Hermes International SCA ADR	12,186	3,014,085

Home Depot, Inc. (The)	35,351	13,418,886

Industria de Diseno Textil SA ADR	156,300	2,156,940

Lowe’s Cos., Inc.	20,141	4,796,176

Lululemon Athletica, Inc. (a)	3,800	648,052

Marriott International, Inc., Class A	7,900	2,058,582

MercadoLibre, Inc. (a)	1,823	4,242,595

Mercedes-Benz Group AG ADR	109,000	1,762,530

NIKE, Inc., Class B	42,249	2,728,863

O’Reilly Automotive, Inc. (a)	30,000	2,833,200

Starbucks Corp.	40,067	3,240,218

TJX Cos., Inc.	39,800	5,577,572

Ulta Beauty, Inc. (a)	1,498	778,780

Williams-Sonoma, Inc.	4,200	816,228

		119,466,063

Domini Impact Equity Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

Security	Shares	Value

Consumer Staples – 4.9%

Church & Dwight Co., Inc.	8,612	$755,186

Clorox Co. (The)	4,000	449,840

Colgate-Palmolive Co.	29,125	2,244,081

Costco Wholesale Corp.	15,703	14,312,499

General Mills, Inc.	18,699	871,560

Keurig Dr. Pepper, Inc.	45,500	1,235,780

Kimberly-Clark Corp.	11,818	1,414,733

Kraft Heinz Co. (The)	27,923	690,536

Kroger Co. (The)	21,511	1,368,745

L’Oreal SA ADR	43,200	3,606,336

McCormick & Co., Inc.	8,800	564,608

Mondelez International, Inc., Class A	45,147	2,594,147

PepsiCo, Inc.	48,431	7,075,285

Procter & Gamble Co. (The)	83,125	12,499,506

Sysco Corp.	17,403	1,292,695

Target Corp.	15,951	1,478,977

Unilever PLC ADR	84,885	5,109,228

		57,563,742

Financials – 15.7%

Aflac, Inc.	19,215	2,059,656

Allstate Corp.	9,400	1,800,288

American Express Co.	17,548	6,330,090

Aon PLC, Class A	7,300	2,486,964

Arthur J Gallagher & Co.	8,900	2,220,461

Banco Bilbao Vizcaya Argentaria SA ADR	307,100	6,181,923

Bank of America Corp.	240,854	12,873,646

Bank of New York Mellon Corp. (The)	25,300	2,730,629

Blackrock, Inc.	5,086	5,507,172

Capital One Financial Corp.	22,481	4,945,595

Charles Schwab Corp. (The)	61,178	5,782,545

Chubb, Ltd.	13,287	3,679,702

Citigroup, Inc.	65,808	6,661,744

CME Group, Inc.	12,898	3,424,290

FactSet Research Systems, Inc.	1,300	346,840

Fifth Third Bancorp	22,500	936,450

Fiserv, Inc. (a)	19,500	1,300,455

Hartford Insurance Group, Inc. (The)	10,193	1,265,767

Huntington Bancshares, Inc.	51,300	792,072

Intercontinental Exchange, Inc.	20,495	2,998,214

Domini Impact Equity Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

Security	Shares	Value

Financials (Continued)

JPMorgan Chase & Co.	96,700	$30,085,304

KeyCorp	38,900	684,251

M&T Bank Corp.	5,500	1,011,285

Marsh & McLennan Cos., Inc.	17,630	3,140,784

Mastercard, Inc., Class A	29,052	16,036,413

MetLife, Inc.	19,500	1,556,490

Moody’s Corp.	5,271	2,531,661

Morgan Stanley	43,059	7,061,676

MSCI, Inc.	2,668	1,570,251

Nasdaq, Inc.	17,600	1,504,624

Northern Trust Corp.	6,100	784,887

PayPal Holdings, Inc. (a)	21,900	1,517,013

PNC Financial Services Group, Inc. (The)	14,149	2,582,900

Principal Financial Group, Inc.	7,700	647,108

Progressive Corp. (The)	20,958	4,317,348

Prudential Financial, Inc.	12,061	1,254,344

Raymond James Financial, Inc.	6,050	959,953

Regions Financial Corp.	31,028	750,878

S&P Global, Inc.	10,858	5,290,126

T Rowe Price Group, Inc.	7,311	749,597

Travelers Cos., Inc. (The)	8,016	2,153,258

Truist Financial Corp.	46,302	2,066,458

US Bancorp	55,016	2,568,147

Visa, Inc., A Shares	60,100	20,478,474

		185,627,733

Health Care – 9.9%

AbbVie, Inc.	62,752	13,682,446

Agilent Technologies, Inc.	10,100	1,478,236

Alcon AG	17,662	1,305,045

Align Technology, Inc. (a)	2,400	330,912

Alnylam Pharmaceuticals, Inc. (a)	4,700	2,143,388

Amgen, Inc.	19,019	5,675,840

AstraZeneca PLC ADR	106,700	8,792,080

BeOne Medicines, Ltd. ADR (a)	3,300	1,024,584

Biogen, Inc. (a)	4,967	766,259

Bristol-Myers Squibb Co.	73,200	3,372,324

CSL, Ltd. ADR	34,600	1,993,652

Danaher Corp.	23,415	5,043,123

DexCom, Inc. (a)	13,873	807,686

Edwards Lifesciences Corp. (a)	21,172	1,745,631

GE HealthCare Technologies, Inc.	16,200	1,214,190

Gilead Sciences, Inc.	66,246	7,935,608

GSK PLC ADR	69,200	3,242,712

Domini Impact Equity Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

Security	Shares	Value

Health Care (Continued)

Haleon PLC ADR	159,325	$1,476,943

Hologic, Inc. (a)	7,452	550,777

IDEXX Laboratories, Inc. (a)	2,819	1,774,589

Illumina, Inc. (a)	5,349	660,816

Insulet Corp. (a)	2,500	782,525

Intuitive Surgical, Inc. (a)	12,600	6,731,928

Lonza Group AG ADR	24,700	1,703,559

Merck & Co., Inc.	89,135	7,663,827

Merck KGaA ADR	24,100	630,697

Mettler-Toledo International, Inc. (a)	690	977,240

Pfizer, Inc.	202,670	4,995,816

Quest Diagnostics, Inc.	3,715	653,654

Regeneron Pharmaceuticals, Inc.	3,700	2,411,660

ResMed, Inc.	5,246	1,295,133

Sanofi SA ADR	81,716	4,133,195

STERIS PLC	3,300	777,810

Stryker Corp.	12,528	4,462,975

Takeda Pharmaceutical Co., Ltd. ADR	108,900	1,463,616

Thermo Fisher Scientific, Inc.	13,488	7,652,956

Veeva Systems, Inc., Class A (a)	5,206	1,515,987

Vertex Pharmaceuticals, Inc. (a)	9,243	3,933,544

Waters Corp. (a)	2,163	756,185

		117,559,148

Industrials – 7.7%

Assa Abloy AB ADR	64,042	1,205,270

Atlas Copco AB, Class A ADR	136,100	2,290,563

Brambles, Ltd. ADR	23,100	747,747

Broadridge Financial Solutions, Inc.	4,100	903,640

Builders FirstSource, Inc. (a)	3,800	441,446

Carlisle Cos., Inc.	1,500	487,575

Carrier Global Corp.	28,000	1,665,720

Caterpillar, Inc.	16,600	9,582,516

Central Japan Railway Co. ADR	57,800	701,692

Cintas Corp.	12,272	2,249,089

Comfort Systems USA, Inc.	1,227	1,184,767

Copart, Inc. (a)	32,200	1,384,922

Deere & Co.	8,945	4,129,280

Deutsche Post AG ADR	33,800	1,555,138

Emerson Electric Co.	19,626	2,739,201

Equifax, Inc.	4,500	949,950

FANUC Corp. ADR	65,500	1,084,025

Fastenal Co.	41,516	1,708,383

Hubbell, Inc.	1,800	846,000

Domini Impact Equity Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

Security	Shares	Value

Industrials (Continued)

IDEX Corp.	2,600	$445,796

Illinois Tool Works, Inc.	9,752	2,378,708

Ingersoll Rand, Inc.	13,669	1,043,355

Kone OYJ ADR	22,900	764,402

Lennox International, Inc.	1,100	555,500

Nidec Corp. ADR	134,712	367,764

Old Dominion Freight Line, Inc.	6,600	926,772

Otis Worldwide Corp.	13,500	1,252,260

Owens Corning	2,933	373,400

PACCAR, Inc.	18,700	1,840,080

Pentair PLC	5,500	584,925

Quanta Services, Inc.	5,300	2,380,389

Recruit Holdings Co., Ltd. ADR	234,500	2,330,930

RELX PLC ADR	65,200	2,884,448

Rockwell Automation, Inc.	3,972	1,463,126

Schneider Electric SE ADR	98,500	5,584,950

Siemens AG ADR	56,636	8,024,755

SMC Corp. ADR	40,500	696,195

Snap-on, Inc.	1,700	570,435

Thomson Reuters Corp.	4,600	704,076

Trane Technologies PLC	11,807	5,297,211

United Parcel Service, Inc., Class B	25,793	2,486,961

United Rentals, Inc.	2,259	1,967,996

Veralto Corp.	8,738	862,266

Vertiv Holdings Co., Class A	20,200	3,895,772

Watsco, Inc.	1,200	441,612

Westinghouse Air Brake Technologies Corp.	5,791	1,183,912

Wolters Kluwer NV ADR	8,000	986,400

WW Grainger, Inc.	1,570	1,537,030

Xylem, Inc.	8,900	1,342,565

		91,030,915

Information Technology – 36.3%

Accenture PLC, Class A	22,300	5,577,230

Adobe, Inc. (a)	15,024	5,112,818

Advanced Micro Devices, Inc. (a)	57,350	14,688,482

Analog Devices, Inc.	17,611	4,123,264

Apple, Inc.	297,496	80,433,994

Applied Materials, Inc.	28,102	6,550,576

AppLovin Corp., Class A (a)	9,000	5,735,970

Arista Networks, Inc. (a)	53,200	8,389,108

Atlassian Corp., Class A (a)	5,700	965,694

Autodesk, Inc. (a)	11,507	3,467,519

Cadence Design Systems, Inc. (a)	9,784	3,313,743

Domini Impact Equity Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

Security	Shares	Value

Information Technology (Continued)

Cisco Systems, Inc.	126,891	$9,277,001

Cloudflare, Inc., Class A (a)	15,800	4,002,140

Crowdstrike Holdings, Inc., Class A (a)	8,580	4,659,026

Datadog, Inc., Class A (a)	11,200	1,823,472

Fair Isaac Corp. (a)	800	1,327,624

First Solar, Inc. (a)	3,400	907,596

Fortinet, Inc. (a)	15,200	1,313,736

Hewlett Packard Enterprise Co.	48,100	1,174,602

Intel Corp. (a)	143,079	5,721,729

International Business Machines Corp.	32,766	10,072,596

Intuit, Inc.	9,722	6,489,921

Marvell Technology, Inc.	30,975	2,903,597

Micron Technology, Inc.	40,000	8,950,800

Microsoft Corp.	151,961	78,686,925

NetApp, Inc.	7,008	825,402

NVIDIA Corp.	477,680	96,725,423

Palo Alto Networks, Inc. (a)	35,250	7,763,460

QUALCOMM, Inc.	38,500	6,964,650

Roper Technologies, Inc.	3,857	1,720,801

Salesforce, Inc.	32,734	8,524,261

ServiceNow, Inc. (a)	7,358	6,764,062

Shopify, Inc., Class A (a)	62,800	10,918,408

Snowflake, Inc., Class A (a)	16,100	4,425,568

Synopsys, Inc. (a)	6,643	3,014,726

Texas Instruments, Inc.	32,552	5,255,846

Zoom Communications, Inc., Class A (a)	8,731	761,605

		429,333,375

Materials – 2.6%

Air Liquide SA ADR	103,741	4,011,664

Air Products & Chemicals, Inc.	7,859	1,906,515

Avery Dennison Corp.	2,600	454,714

Ball Corp.	9,500	446,500

CRH PLC	36,100	4,299,510

Ecolab, Inc.	9,048	2,319,907

Freeport-McMoRan, Inc.	50,800	2,118,360

International Flavors & Fragrances, Inc.	8,300	522,651

International Paper Co.	17,700	683,928

Linde PLC	16,730	6,998,159

Nucor Corp.	7,792	1,169,190

PPG Industries, Inc.	7,642	747,006

Sherwin-Williams Co. (The)	8,292	2,860,242

Smurfit WestRock PLC	17,585	649,238

Steel Dynamics, Inc.	4,800	752,640

Vulcan Materials Co.	4,644	1,344,438

		31,284,662

Domini Impact Equity Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

Security	Shares	Value

Real Estate – 2.4%

Alexandria Real Estate Equities, Inc.	5,800	$337,676

American Tower Corp.	16,809	3,008,475

CBRE Group, Inc., Class A (a)	10,322	1,573,382

CoStar Group, Inc. (a)	14,810	1,019,076

Crown Castle, Inc.	15,822	1,427,461

Digital Realty Trust, Inc.	11,992	2,043,557

Equinix, Inc.	3,531	2,987,261

Essex Property Trust, Inc.	2,200	553,894

Mid-America Apartment Communities, Inc.	3,800	487,274

Prologis, Inc.	33,222	4,122,518

Public Storage	5,677	1,581,385

SBA Communications Corp.	3,807	728,964

Simon Property Group, Inc.	11,000	1,933,360

Ventas, Inc.	23,463	1,731,335

Welltower, Inc.	24,000	4,344,960

Weyerhaeuser Co.	24,600	565,800

		28,446,378

Utilities – 0.6%

Alliant Energy Corp.	8,500	567,970

Consolidated Edison, Inc.	12,761	1,243,049

Eversource Energy	13,658	1,008,097

Fortis, Inc.	17,000	853,910

National Grid PLC ADR	34,119	2,567,455

SSE PLC ADR	39,500	1,005,670

		7,246,151

Total Investments –99.9% (Cost $564,610,335)		1,182,014,769
Other Assets, less liabilities – 0.1%		1,064,902

Net Assets – 100.0%		$1,183,079,671

(a)	Non-income producing security.

Abbreviations

ADR — American Depositary Receipt

See Notes to Portfolio of Investments

Domini Sustainable Solutions Fund

Portfolio of Investments

October 31, 2025 (Unaudited)

Security	Shares	Value

Long Term Investments – 96.3%

Common Stocks – 96.3%

Communication Services – 1.8%
New York Times Co. (The), Class A	13,884	$791,249

		791,249

Consumer Discretionary – 5.2%
Levi Strauss & Co., Class A	34,873	707,224
MercadoLibre, Inc. (a)	498	1,158,976
On Holding AG, Class A (a)	10,056	373,580

		2,239,780

Financials – 13.4%
CaixaBank SA	102,230	1,080,545
DNB Bank ASA	20,475	522,633
Federal Agricultural Mortgage Corp., Class C	2,889	458,311
Fiserv, Inc. (a)	10,531	702,312
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,992	1,232,438
Resona Holdings, Inc.	152,362	1,468,934
Wise PLC, Class A (a)	26,877	341,769

		5,806,942

Health Care – 14.0%
DexCom, Inc. (a)	7,832	455,979
GE HealthCare Technologies, Inc.	9,392	703,931
GSK PLC	32,755	766,907
Haleon PLC	130,882	608,631
Hologic, Inc. (a)	12,433	918,923
Intuitive Surgical, Inc. (a)	1,376	735,169
Natera, Inc. (a)	4,605	916,073
Vertex Pharmaceuticals, Inc. (a)	2,258	960,937

		6,066,550

Industrials – 29.1%
Acuity, Inc.	2,401	876,485
Arcadis NV	14,050	670,982
Blue Bird Corp. (a)	11,293	564,198
Brambles, Ltd.	54,394	883,879
Carlisle Cos., Inc.	1,620	526,581
Comfort Systems USA, Inc.	1,356	1,309,326
Daifuku Co., Ltd.	23,400	745,917
Metso OYJ	53,687	880,413
Mueller Water Products, Inc., Class A	27,891	715,683
Prysmian SpA	11,980	1,249,079
Quanta Services, Inc.	2,220	997,069
Schneider Electric SE	3,576	1,018,909
Veralto Corp.	7,015	692,240
Wolters Kluwer NV	3,906	478,819
Xylem, Inc.	6,842	1,032,116

		12,641,696

Domini Sustainable Solutions Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

Security	Shares	Value

Information Technology – 25.7%

ASML Holding NV, Class G	972	$1,029,572

Autodesk, Inc. (a)	2,646	797,346

Ciena Corp. (a)	7,038	1,336,657

Corning, Inc.	16,169	1,440,334

Crowdstrike Holdings, Inc., Class A (a)	1,960	1,064,300

First Solar, Inc. (a)	3,610	963,653

Flex, Ltd. (a)	16,017	1,001,383

International Business Machines Corp.	3,337	1,025,827

Palo Alto Networks, Inc. (a)	5,553	1,222,993

Sage Group PLC (The)	43,487	657,322

Shopify, Inc., Class A (a)	3,476	604,337

		11,143,724

Materials – 2.2%

CRH PLC	8,145	970,070

		970,070

Real Estate – 1.9%

Ventas, Inc.	11,334	836,336

		836,336

Utilities – 3.0%

SSE PLC	27,319	688,242

Terna - Rete Elettrica Nazionale	61,701	632,686

		1,320,928

Total Investments –96.3% (Cost $29,804,915)		41,817,275

Other Assets, less liabilities – 3.7%		1,590,897

Net Assets – 100.0%		$43,408,172

(a)	Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Domini Sustainable Solutions Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

Portfolio Holdings by Country (% Of Net Assets) (Unaudited)(a)
United States	62.5%
Japan	5.1%
Netherlands	5.0%
Italy	4.3%
United Kingdom	3.9%
Germany	2.8%
Brazil	2.7%
Spain	2.5%
Australia	2.0%
Finland	2.0%
Canada	1.4%
Norway	1.2%
Switzerland	0.9%
Other Assets, less liabilities	3.7%

Total	100.0%

(a)	These country classifications are used for financial reporting purposes only. For compliance purposes, the Fund may not use the same classification system.

See Notes to Portfolio of Investments

Domini Impact International Equity Fund

Portfolio of Investments

October 31, 2025 (Unaudited)

Country/Security (a)	Industry	Shares	Value

Long Term Investments – 98.8%

Common Stocks – 98.8%

Australia – 5.4%
Computershare, Ltd.	Commercial & Professional Services	242,300	$5,788,441

Fortescue, Ltd.	Materials	1,694,830	23,570,387

Pro Medicus, Ltd.	Health Care Equipment & Services	57,302	9,839,034

QBE Insurance Group, Ltd.	Insurance	875,700	11,361,834

			50,559,696

Austria – 0.3%

voestalpine AG	Materials	85,800	3,054,995

			3,054,995

Belgium – 1.9%

D’ieteren Group	Consumer Discretionary Distribution & Retail	13,500	2,466,082

UCB SA	Pharmaceuticals, Biotechnology & Life Sciences	58,700	15,094,233

			17,560,315

Brazil – 0.0% *

Banco do Brasil SA	Banks	838	3,411

Klabin SA	Materials	6,142	4,122

			7,533

China–0.9%

China Life Insurance Co., Ltd., Class H	Insurance	1,512,700	4,770,285

Lenovo Group, Ltd.	Technology Hardware & Equipment	1,970,900	2,875,244

SITC International Holdings Co., Ltd.	Transportation	321,400	1,183,760

			8,829,289

Côte d’Ivoire (Ivory Coast) – 0.2%

Endeavour Mining PLC	Materials	49,500	2,003,429

			2,003,429

Denmark–0.2%

Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	358	17,625

Pandora A/S	Consumer Durables & Apparel	14,200	1,900,083

Vestas Wind Systems A/S	Capital Goods	290	5,931

			1,923,639

Domini Impact International Equity Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

Country/Security (a)	Industry		Shares	Value
France – 6.5%

Amundi SA	Financial Services		13,200	$978,547
BNP Paribas SA	Banks		193,259	14,969,447
Carrefour SA	Consumer Staples Distribution & Retail		381	5,738
Covivio SA	Equity Real Estate Investment Trusts (REITs	)	21,800	1,398,641
Credit Agricole SA	Banks		197,100	3,557,925
Forvia SE (b)	Automobiles & Components		89,300	1,143,537
Ipsen SA	Pharmaceuticals, Biotechnology & Life Sciences		23,300	3,274,377
Kering SA	Consumer Durables & Apparel		18	6,392
Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	301,400	11,518,467
Legrand SA	Capital Goods		20,600	3,557,367
Societe Generale SA	Banks		213,300	13,527,616
Unibail-Rodamco-Westfield (b)	Equity Real Estate Investment Trusts (REITs	)	67,615	6,991,608

				60,929,662

Germany – 11.3%
adidas AG	Consumer Durables & Apparel		33	6,240
Aroundtown SA (b)	Real Estate Management & Development		332,400	1,187,821
	Telecommunication
Deutsche Telekom AG	Services		477	14,775
Deutsche Wohnen SE	Real Estate Management & Development		45,600	1,136,478
Evonik Industries AG	Materials		47,368	793,795
GEA Group AG	Capital Goods		135,900	9,720,604
Mercedes-Benz Group AG	Automobiles & Components		259,000	16,805,094
	Software &
SAP SE	Services		89,800	23,354,497
Scout24 SE	Media & Entertainment		29,500	3,411,565
Siemens AG	Capital Goods		72,400	20,517,957
Siemens Energy AG (b)	Capital Goods		104,728	13,047,570
Siemens Healthineers AG	Health Care Equipment & Services		138,900	7,785,336
Talanx AG	Insurance		54,200	6,600,004
TeamViewer SE (b)	Software & Services		192,000	1,413,246

				105,794,982

Domini Impact International Equity Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

Country/Security (a)	Industry	Shares	Value
Hong Kong – 1.9%
Cathay Pacific Airways, Ltd.	Transportation	3,743,800	$5,329,389
Hong Kong Exchanges & Clearing, Ltd.	Financial Services	145,600	7,935,620
Swire Pacific, Ltd., Class A	Capital Goods	416,400	3,439,181
Techtronic Industries Co., Ltd.	Capital Goods	61,300	715,003

			17,419,193

Hungary – 0.2%
Richter Gedeon Nyrt	Pharmaceuticals, Biotechnology & Life Sciences	64,012	1,971,828

			1,971,828

India – 0.0%*
Dr. Reddy’s Laboratories, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,250	16,825

			16,825

Ireland – 1.6%
AerCap Holdings NV	Capital Goods	92,756	12,080,541
Kerry Group PLC, Class A	Food, Beverage & Tobacco	33,900	3,092,452

			15,172,993

Italy – 3.1%
A2A SpA	Utilities	894,900	2,607,399
Coca-Cola HBC AG	Food, Beverage & Tobacco	27,500	1,247,896
Hera SpA	Utilities	824,900	3,702,303
UniCredit SpA	Banks	111,600	8,263,604
Unipol Assicurazioni SpA	Insurance	588,245	12,878,638

			28,699,840

Japan – 21.3%
Advantest Corp.	Semiconductors & Semiconductor Equipment	72,600	10,871,545
Aisin Corp.	Automobiles & Components	423,900	7,617,565
Alps Alpine Co., Ltd.	Technology Hardware & Equipment	93,500	1,177,717
Asahi Intecc Co., Ltd.	Health Care Equipment & Services	113,300	1,796,633
Brother Industries, Ltd.	Technology Hardware & Equipment	116,400	1,981,212
Canon, Inc.	Technology Hardware & Equipment	126,500	3,632,804
Central Japan Railway Co.	Transportation	400	9,793
Coca-Cola Bottlers Japan Holdings, Inc.	Food, Beverage & Tobacco	352,400	5,639,451

Domini Impact International Equity Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

Country/Security (a)	Industry	Shares	Value
Japan (Continued)
Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	800	$13,352
Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	150	4,455
Fast Retailing Co., Ltd.	Consumer Discretionary Distribution & Retail	50,000	18,355,987
Food & Life Cos., Ltd.	Consumer Services	17,000	829,147
Kakaku.com, Inc.	Media & Entertainment	160,800	2,858,623
Kao Corp.	Household & Personal Products	351,500	14,875,349
Konica Minolta, Inc.	Technology Hardware & Equipment	382,200	1,312,453
Kose Corp.	Household & Personal Products	100	3,831
Kuraray Co., Ltd.	Materials	231,800	2,511,913
Lion Corp.	Household & Personal Products	79,300	781,424
Makita Corp.	Capital Goods	359,800	10,877,235
MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	250,400	4,537,292
Mazda Motor Corp.	Automobiles & Components	441,100	3,039,554
Medipal Holdings Corp.	Health Care Equipment & Services	31,900	519,026
MISUMI Group, Inc.	Capital Goods	56,200	876,216
Mitsubishi Estate Co., Ltd.	Real Estate Management & Development	520	11,020
MonotaRO Co., Ltd.	Capital Goods	185,400	2,586,719
Nexon Co., Ltd.	Media & Entertainment	100,800	2,055,764
Nomura Holdings, Inc.	Financial Services	2,256,800	16,104,748
NSK, Ltd.	Capital Goods	1,114,400	5,615,470
Otsuka Holdings Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	41,200	2,242,268
Panasonic Holdings Corp.	Consumer Durables & Apparel	903,600	10,499,132
Persol Holdings Co., Ltd.	Commercial & Professional Services	1,670,000	2,770,305
Recruit Holdings Co., Ltd.	Commercial & Professional Services	329,700	16,349,142
Seiko Epson Corp	Technology Hardware & Equipment	190,900	2,418,819

Domini Impact International Equity Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

Country/Security (a)	Industry	Shares	Value
Japan (Continued)
Shiseido Co., Ltd.	Household & Personal Products	70,800	$1,192,545
Sompo Holdings, Inc.	Insurance	419,800	12,793,600
Sony Financial Group, Inc. (b)	Financial Services	850	857
Sony Group Corp.	Consumer Durables & Apparel	850	23,672
Sumitomo Realty & Development Co., Ltd.	Real Estate Management & Development	365,800	15,618,558
TDK Corp.	Technology Hardware & Equipment	63,700	1,112,979
TOPPAN Holdings, Inc.	Commercial & Professional Services	540	13,207
Trend Micro, Inc.	Software & Services	174,200	8,889,851
Unicharm Corp.	Household & Personal Products	804,200	4,975,697

			199,396,930

Mexico – 0.1%
Gruma SAB de CV, Class B	Food, Beverage & Tobacco	48,500	821,408
Grupo Bimbo SAB de CV Series A	Food, Beverage & Tobacco	1,174	4,054

			825,462

Netherlands – 4.2%
ABN AMRO Bank NV	Banks	423,200	12,644,650
Argenx SE ADR (b)	Pharmaceuticals, Biotechnology & Life Sciences	7,810	6,392,485
ASML Holding NV	Semiconductors & Semiconductor Equipment	4,144	4,381,490
Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	78,764	3,223,858
NN Group NV	Insurance	177,300	12,133,498

			38,775,981

Nigeria – 0.1%
Airtel Africa PLC	Telecommunication Services	281,800	1,024,815

			1,024,815

Norway – 0.1%
Norsk Hydro ASA	Materials	931	6,294
Orkla ASA	Food, Beverage & Tobacco	124,940	1,268,930

			1,275,224

Domini Impact International Equity Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

Country/Security (a)	Industry	Shares	Value
Singapore – 3.5%
DBS Group Holdings, Ltd.	Banks	487,500	$20,183,720
Oversea-Chinese Banking Corp., Ltd.	Banks	224,100	2,931,541
Singapore Exchange, Ltd.	Financial Services	252,700	3,278,922
United Overseas Bank, Ltd.	Banks	242,700	6,455,202

			32,849,385

South Africa – 0.3%
Sanlam, Ltd.	Insurance	438,700	2,301,862

			2,301,862

South Korea – 0.8%
DB Insurance Co., Ltd.	Insurance	48,400	4,301,971
Industrial Bank of Korea	Banks	76,200	1,032,660
Woori Financial Group, Inc.	Banks	143,600	2,556,324

			7,890,955

Spain – 3.5%
Banco Bilbao Vizcaya Argentaria SA	Banks	598,824	12,063,951
Banco Santander SA	Banks	1,712,568	17,451,387
Corp. ACCIONA Energias Renovables SA	Utilities	210	5,777
Mapfre SA	Insurance	789,400	3,486,256

			33,007,371

Sweden – 4.3%
Alfa Laval AB	Capital Goods	32,800	1,558,908
Assa Abloy AB, Class B	Capital Goods	274,300	10,336,874
Essity AB, Class B	Household & Personal Products	318	8,735
H & M Hennes & Mauritz AB, B Shares	Consumer Discretionary Distribution & Retail	484	9,141
Husqvarna AB, B Shares	Capital Goods	162,000	767,077
Industrivarden AB, C Shares	Financial Services	31,000	1,285,917
Skanska AB, B Shares	Capital Goods	144,900	3,945,918
SSAB AB, B Shares	Materials	350,300	2,169,020
Telefonaktiebolaget LM Ericsson, Class B	Technology Hardware & Equipment	1,951,100	19,795,588

			39,877,178

Switzerland – 6.2%
ABB, Ltd.	Capital Goods	245,700	18,267,185
Accelleron Industries AG	Capital Goods	39,600	3,246,048
Cie Financiere Richemont SA, Class A	Consumer Durables & Apparel	118,400	23,420,180
DSM-Firmenich AG	Materials	26,200	2,135,533
Galderma Group AG	Pharmaceuticals, Biotechnology & Life Sciences	27,100	5,032,795
Logitech International SA	Technology Hardware & Equipment	13,900	1,671,037
Sonova Holding AG	Health Care Equipment & Services	15,400	4,200,660

			57,973,438

Domini Impact International Equity Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

Country/Security (a)	Industry	Shares	Value
Taiwan – 1.8%
Accton Technology Corp.	Technology Hardware & Equipment	113,400	$3,943,677
Asustek Computer, Inc.	Technology Hardware & Equipment	132,900	3,002,410
Delta Electronics, Inc.	Technology Hardware & Equipment	64,000	2,058,488
Evergreen Marine Corp. Taiwan, Ltd.	Transportation	637,500	3,999,112
MediaTek, Inc.	Semiconductors & Semiconductor Equipment	81,000	3,435,163

			16,438,850

United Kingdom – 11.3%
3i Group PLC	Financial Services	329,591	19,073,625
Associated British Foods PLC	Food, Beverage & Tobacco	69,600	2,100,287
Auto Trader Group PLC	Media & Entertainment	423,000	4,339,592
Barclays PLC	Banks	2,347,900	12,593,244
Burberry Group PLC (b)	Consumer Durables & Apparel	312	5,079
Compass Group PLC	Consumer Services	210,500	6,967,512
InterContinental Hotels Group PLC	Consumer Services	133,192	16,066,571
	Consumer Staples Distribution &
J Sainsbury PLC	Retail	1,507,260	6,763,977
Kingfisher PLC	Consumer Discretionary Distribution & Retail	1,713	6,947
Marks & Spencer Group PLC	Consumer Staples Distribution & Retail	99,268	518,757
Next PLC	Consumer Discretionary Distribution & Retail	17,800	3,344,443
	Software &
Sage Group PLC (The)	Services	800,600	12,101,364
Smiths Group PLC	Capital Goods	60,200	1,993,466
Unilever PLC	Household & Personal Products	237	14,221
Vodafone Group PLC	Telecommunication Services	16,011,971	19,383,658

			105,272,743

Domini Impact International Equity Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

Country/Security (a)	Industry	Shares	Value
United States – 7.8%
GSK PLC	Pharmaceuticals, Biotechnology & Life Sciences	745,227	17,448,326
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	262,253	32,456,866
Sanofi SA	Pharmaceuticals, Biotechnology & Life Sciences	162,000	16,388,370
Schneider Electric SE	Capital Goods	9,600	2,735,326
Smurfit WestRock PLC	Materials	119	4,299
Spotify Technology SA (b)	Media & Entertainment	5,356	3,509,894

			72,543,081

Total Investments –98.8% (Cost $705,846,684)			923,397,494
Other Assets, less liabilities – 1.2%			11,626,076

Net Assets – 100.0%			$935,023,570

*	Amount is less than 0.05%.
(a)	These country classifications are used for financial reporting purposes only. For compliance purposes, the Fund may not use the same classification system.
(b)	Non-income producing security.

Abbreviations

ADR — American Depositary Receipt

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

See Notes to Portfolio of Investments

Domini Impact Equity Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2025 (Unaudited)

1. ORGANIZATION

The Domini Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises four separate series: Domini Impact Equity Fund, Domini Sustainable Solutions Fund, Domini Impact International Equity Fund, and Domini Impact Bond Fund (each the “Fund,” collectively the “Funds”). The Portfolio of Investments of the Domini Impact Bond Fund are included elsewhere in this report. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Domini Impact Equity Fund offers three classes of shares: Investor shares, Institutional shares, and Class Y shares. The Domini Sustainable Solutions Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Impact International Equity Fund offers three classes of shares: Investor shares, Institutional shares, and Class Y shares. The Investor shares, Institutional shares and Class Y shares are sold at their offering price, which is net asset value.

All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, directly attributable to that class. The Funds seek to provide their shareholders with long-term total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. The net asset value (or NAV) of each class of shares of each Fund is determined as of the scheduled close of regular trading on the NYSE, normally 4 p.m., Eastern Time, on each day the NYSE is open for trading.

Securities listed or traded on national securities exchanges are generally valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the ’NOCP’). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price.

When a market price is not available, or when Domini Impact Investments LLC (Domini), the Funds’ valuation designee, has reason to believe that the price does not represent market realities, the securities will be valued using fair value methods.

Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Domini generally will apply adjusted prices provided by an independent pricing service for foreign securities held by the Domini Sustainable Solutions Fund and Domini Impact International Equity Fund in an effort to reflect valuation changes through the close of the NYSE.

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)

Level 3 — significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Domini Impact Equity Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

October 31, 2025 (Unaudited)

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of October 31, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$114,456,602	$—	$—	$114,456,602
Consumer Discretionary	119,466,063	—	—	119,466,063
Consumer Staples	57,563,742	—	—	57,563,742
Financials	185,627,733	—	—	185,627,733
Health Care	117,559,148	—	—	117,559,148
Industrials	91,030,915	—	—	91,030,915
Information Technology	429,333,375	—	—	429,333,375
Materials	31,284,662	—	—	31,284,662
Real Estate	28,446,378	—	—	28,446,378
Utilities	7,246,151	—	—	7,246,151

Total	$1,182,014,769	$—	$—	$1,182,014,769

The following is a summary of the inputs used by the Domini Sustainable Solutions Fund, as of October 31, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$791,249	$—	$—	$791,249
Consumer Discretionary	2,239,780	—	—	2,239,780
Financials	1,160,623	4,646,319	—	5,806,942
Health Care	4,691,012	1,375,538	—	6,066,550
Industrials	6,713,698	5,927,998	—	12,641,696
Information Technology	10,486,402	657,322	—	11,143,724
Materials	970,070	—	—	970,070
Real Estate	836,336	—	—	836,336
Utilities	—	1,320,928	—	1,320,928

Total	$27,889,170	$13,928,105	$—	$41,817,275

Domini Impact Equity Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

October 31, 2025 (Unaudited)

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of October 31, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$50,559,696	$—	$50,559,696
Austria	—	3,054,995	—	3,054,995
Belgium	—	17,560,315	—	17,560,315
Brazil	7,533	—	—	7,533
China	1,183,760	7,645,529	—	8,829,289
Côte d’Ivoire (Ivory Coast)	—	2,003,429	—	2,003,429
Denmark	—	1,923,639	—	1,923,639
France	—	60,929,662	—	60,929,662
Germany	—	105,794,982	—	105,794,982
Hong Kong	—	17,419,193	—	17,419,193
Hungary	—	1,971,828	—	1,971,828
India	—	16,825	—	16,825
Ireland	12,080,541	3,092,452	—	15,172,993
Italy	—	28,699,840	—	28,699,840
Japan	9,513,846	189,883,084	—	199,396,930
Mexico	825,462	—	—	825,462
Netherlands	9,616,343	29,159,638	—	38,775,981
Nigeria	—	1,024,815	—	1,024,815
Norway	—	1,275,224	—	1,275,224
Singapore	—	32,849,385	—	32,849,385
South Africa	2,301,862	—	—	2,301,862
South Korea	—	7,890,955	—	7,890,955
Spain	—	33,007,371	—	33,007,371
Sweden	—	39,877,178	—	39,877,178
Switzerland	—	57,973,438	—	57,973,438
Taiwan	—	16,438,850	—	16,438,850
United Kingdom	6,763,977	98,508,766	—	105,272,743
United States	3,509,894	69,033,187	—	72,543,081

Total	$45,803,218	$877,594,276	$—	$923,397,494

Domini Impact Bond Fund

Portfolio of Investments

October 31, 2025 (Unaudited)

Security	Principal Amount^	Value
Long Term Investments – 111.7%
Mortgage Backed Securities – 42.3%
Agency Collateralized Mortgage Obligations – 7.9%
CHNGE Mortgage Trust
Series 2022-2, Class A1, 3.757%, 3/25/67 (a)(b)	440,250	$433,165
Series 2023-2, Class A1, 6.525% to 5/1/27, 6/25/58 (a)(c)	188,393	188,984
Federal Home Loan Mortgage Corp.
Series 3768, Class CB, 3.500%, 12/15/25	532	531
Series 3800, Class CB, 3.500%, 2/15/26	534	533
Series 3806, Class L, 3.500%, 2/15/26	13,667	13,627
Series 3877, Class LM, 3.500%, 6/15/26	1,689	1,685
Series 4961, Class JB, 2.500%, 12/15/42	135,132	124,623
Federal National Mortgage Association
Series 2012-17, Class BC, 3.500%, 3/25/27	39,183	38,892
Series 2017-105, Class ZE, 3.000%, 1/25/48	1,014,331	831,024
Series 2020-1, Class AC, 3.500%, 8/25/58	167,354	160,684
Series 2020-1, Class L, 2.500%, 2/25/50	1,246,009	797,247
Federal National Mortgage Association Connecticut Avenue Securities, Series 2021-R01, Class 1B1, 7.283%, (1 Month USD SOFR + 3.100%), 10/25/41 (a)(b)	510,000	520,381
Freddie Mac Multiclass Certificates, Series 2021-P011, Class X1, 1.752%, 9/25/45 (b)(d)	2,061,482	223,144
Freddie Mac Multifamily Certificates, Series 2021-ML12, Class X, 1.226%, 7/25/41 (b)(d)	1,151,249	103,060
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103, Class X1, 0.633%, 11/25/29 (b)(d)	8,683,705	192,948
Series K111, Class X1, 1.564%, 5/25/30 (b)(d)	1,424,601	84,791
Series K112, Class X1, 1.428%, 5/25/30 (b)(d)	1,478,309	79,746
Series K113, Class X1, 1.372%, 6/25/30 (b)(d)	2,504,156	129,699
Series K114, Class X1, 1.111%, 6/25/30 (b)(d)	2,321,658	100,849
Series K119, Class X1, 0.922%, 9/25/30 (b)(d)	4,888,080	181,007
Series K121, Class X1, 1.015%, 10/25/30 (b)(d)	645,281	25,952
Series K122, Class X1, 0.869%, 11/25/30 (b)(d)	356,981	12,903
Series K124, Class X1, 0.715%, 12/25/30 (b)(d)	1,455,258	44,631
Series K160, Class A2, 4.500%, 8/25/33 (b)	3,270,526	3,317,270
Series K162, Class A2, 5.150%, 12/25/33 (b)	1,500,000	1,582,649
Series K740, Class X1, 0.722%, 9/25/27 (b)(d)	1,242,871	13,923
Series KG03, Class X1, 1.365%, 6/25/30 (b)(d)	3,126,362	158,634
Series KG04, Class X1, 0.843%, 11/25/30 (b)(d)	2,389,291	81,655
Series KG05, Class X1, 0.311%, 1/25/31 (b)(d)	2,462,353	33,195
Series KG06, Class X1, 0.532%, 10/25/31 (b)(d)	2,292,341	59,056
Series KSG1, Class X1, 1.140%, 9/25/30 (b)(d)	3,967,864	172,888
Series Q014, Class X, 2.772%, 10/25/55 (b)(d)	1,955,764	283,693
FREMF Mortgage Trust
Series 2017-K65, Class B, 4.083%, 7/25/50 (a)(b)	155,000	154,108

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2025(Unaudited)

Security	Principal Amount^	Value
Agency Collateralized Mortgage Obligations (Continued)
Series 2017-K66, Class B, 4.037%, 7/25/27 (a)(b)	136,000	$134,996
Series 2017-K67, Class B, 3.948%, 9/25/49 (a)(b)	85,000	83,972
Series 2017-K67, Class C, 3.948%, 9/25/49 (a)(b)	100,000	98,294
Series 2017-K68, Class B, 3.840%, 10/25/49 (a)(b)	90,000	88,740
Series 2017-K69, Class C, 3.726%, 10/25/49 (a)(b)	40,000	39,038
Series 2017-K71, Class B, 3.752%, 11/25/50 (a)(b)	220,000	216,070
Series 2017-K71, Class C, 3.752%, 11/25/50 (a)(b)	65,000	63,705
Series 2018-K154, Class B, 4.024%, 11/25/32 (a)(b)	67,000	59,315
Series 2018-K77, Class B, 4.160%, 5/25/51 (a)(b)	1,070,000	1,060,719
Series 2018-K85, Class C, 4.320%, 12/25/50 (a)(b)	550,000	536,819
Series 2018-KW07, Class B, 4.107%, 10/25/31 (a)(b)	461,000	419,476
Series 2019-K100, Class C, 3.495%, 11/25/52 (a)(b)	700,000	665,377
Series 2019-K103, Class B, 3.456%, 12/25/51 (a)(b)	525,000	495,975
Series 2019-K95, Class B, 3.915%, 8/25/52 (a)(b)	500,000	483,502
Series 2019-K95, Class C, 3.915%, 8/25/52 (a)(b)	307,000	293,520
Series 2019-K97 , Class C, 3.768%, 9/25/51 (a)(b)	204,000	196,529
Series 2019-K99, Class B, 3.645%, 10/25/52 (a)(b)	565,000	542,845
Series 2020-K104, Class B, 3.534%, 2/25/52 (a)(b)	520,000	499,424
GCAT Trust, Series 2021-CM2, Class A1, 2.352%, 8/25/66 (a)(b)	181,612	170,187
Government National Mortgage Association
Series 2019-132, Class NZ, 3.500%, 10/20/49	397,777	278,280
Series 2021-66, Class PY, 2.000%, 3/20/50	1,885,902	1,117,164
Series 2022-136, Class KZ, 4.000%, 8/20/52	656,592	465,361
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-SPL1, Class A1, 4.250%, 2/25/65 (a)(b)	487,216	476,981
PRPM LLC, Series 2025-2, Class A1, 6.469% to 5/1/28, 5/25/30 (a)(c)	563,973	565,727
X-Caliber Funding LLC, Series 2025-VFN1, Class A, 7.109%, (1 Month USD SOFR CME + 2.975%), 6/17/30 (a)(b)	1,050,000	1,054,543

		20,253,736

Commercial Mortgage-Backed Securities – 4.6%
245 Park Avenue Trust, Series 2017-245P, Class A, 3.508%, 6/5/37 (a)	800,000	784,434
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 6.503%, (1 Month USD SOFR CME + 2.419%), 9/15/34 (a)(b)	228,000	222,538
Bank
Series 2017-BNK8, Class ASB, 3.314%, 11/15/50	64,287	63,781
Series 2019-BN18, Class XA, 0.880%, 5/15/62 (b)(d)	2,078,548	52,470
Series 2019-BN24, Class XA, 0.632%, 11/15/62 (b)(d)	5,411,262	124,933
Series 2020-BN28, Class XA, 1.758%, 3/15/63 (b)(d)	1,856,752	126,632
Benchmark Mortgage Trust
Series 2019-B10, Class XA, 1.217%, 3/15/62 (b)(d)	1,908,828	65,593
Series 2020-B18, Class XA, 1.730%, 7/15/53 (b)(d)	409,027	20,904
Series 2020-B22, Class XA, 1.496%, 1/15/54 (b)(d)	869,546	53,758

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

Security	Principal Amount^	Value
Commercial Mortgage-Backed Securities (Continued)
BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.454%, 3/10/33 (a)	957,048	$912,773
BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.410%, 11/13/46 (a)(b)	1,000,000	1,023,015
DBJPM Mortgage Trust, Series 2020-C9, Class XA, 1.586%, 9/15/53 (b)	508,240	22,538
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.145%, 8/10/42 (a)(b)	180,000	183,636
Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (a)	925,000	825,161
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.835%, 8/10/38 (a)	915,000	900,722
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2021-NYAH, Class G, 7.037%, (1 Month USD SOFR CME + 3.004%), 6/15/38 (a)(b)	655,000	540,894
Series 2022-OPO, Class A, 3.024%, 1/5/39 (a)	1,750,000	1,576,655
MAD Commercial Mortgage Trust, Series 11MD, Class B, 5.095%, 10/15/42 (a)(b)	340,000	340,799
SLG Office Trust
Series 2021-OVA, Class B, 2.707%, 7/15/41 (a)	445,000	395,581
Series 2021-OVA, Class C, 2.851%, 7/15/41 (a)	835,000	740,754
STWD Mortgage Trust, Series 2021-LIH, Class E, 7.050%, (1 Month USD SOFR CME + 3.017%), 11/15/36 (a)(b)	955,000	954,541
SUMIT Mortgage Trust, Series 2022-BVUE, Class A, 2.789%, 2/12/41 (a)	1,615,000	1,459,275
TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class B, 5.625%, (1 Month USD SOFR CME + 1.593%), 4/15/42 (a)(b)	385,000	383,941

		11,775,328

Federal Home Loan Mortgage Corporation – 4.8%
Federal Home Loan Mortgage Corp.
2.500%, 8/1/27	4,359	4,303
2.500%, 11/1/27	10,992	10,846
3.000%, 1/1/27	10,291	10,211
3.000%, 7/1/42	16,611	15,422
3.000%, 5/1/45	140,295	129,460
3.500%, 12/1/32	54,923	54,228
3.500%, 6/1/48	288,360	270,364
4.000%, 2/1/37	30,626	30,521
4.000%, 8/1/39	15,642	15,486
4.000%, 10/1/39	30,337	30,020
4.000%, 10/1/39	27,024	26,775
4.000%, 11/1/39	13,699	13,525
4.000%, 10/1/40	46,686	45,891
4.000%, 11/1/40	40,172	39,463
4.000%, 11/1/40	7,482	7,355
4.000%, 11/1/40	5,321	5,242
4.000%, 12/1/40	19,458	19,115
4.000%, 6/1/41	3,732	3,660
4.500%, 4/1/35	34,984	35,341
4.500%, 9/1/35	49,652	50,147

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

Security	Principal Amount^	Value
Federal Home Loan Mortgage Corporation (Continued)
4.500%, 7/1/36	38,667	$39,052
4.500%, 6/1/39	70,139	70,840
4.500%, 9/1/40	10,444	10,523
4.500%, 2/1/41	21,330	21,487
4.500%, 11/1/52	1,133,827	1,114,802
5.000%, 8/1/33	6,614	6,721
5.000%, 10/1/33	2,484	2,527
5.000%, 4/1/35	6,959	7,143
5.000%, 7/1/35	49,954	51,272
5.000%, 7/1/35	8,191	8,407
5.000%, 1/1/37	31,506	32,363
5.000%, 7/1/40	25,246	25,976
5.000%, 4/1/41	19,869	20,444
5.500%, 12/1/36	31,962	33,333
5.500%, 8/1/40	47,813	49,719
5.500%, 5/1/53	2,086,923	2,117,781
5.500%, 9/1/53	2,118,040	2,146,015
6.000%, 8/1/36	5,459	5,748
6.000%, 7/1/39	24,715	26,024
6.000%, 8/1/53	2,827,548	2,901,856
6.000%, 4/1/54	2,746,778	2,815,946
6.371%, (1-year RFUCCT + 1.622%), 10/1/43 (b)	21,435	22,027

		12,347,381

Federal National Mortgage Association – 21.1%
Federal National Mortgage Association
2.000%, 10/1/27	15,466	15,171
2.000%, 1/1/28	20,575	20,152
2.000%, 2/1/52	3,866,431	3,190,347
2.000%, 3/1/52	3,680,072	3,053,196
2.500%, 11/1/31	17,707	16,916
2.500%, 12/1/31	7,711	7,441
2.500%, 12/1/43	62,850	57,006
2.500%, 4/1/45	93,904	82,884
2.500%, 12/1/51	4,580,935	3,897,345
2.500%, 12/1/51	2,517,649	2,166,307
3.000%, 8/1/46	20,972	19,058
3.000%, 10/1/46	409,772	373,702
3.000%, 11/1/46	515,619	470,347
3.000%, 12/1/46	201,547	183,805
3.000%, 1/1/52	2,376,878	2,113,457
3.000%, 6/1/52	3,937,842	3,561,459

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

Security	Principal Amount^	Value
Federal National Mortgage Association (Continued)
3.500%, 12/1/31	2,662	$2,620
3.500%, 1/1/32	45,146	44,410
3.500%, 1/1/32	26,959	26,529
3.500%, 10/1/32	38,270	37,575
3.500%, 8/1/43	380,427	361,721
3.500%, 6/1/46	284,280	268,429
3.500%, 1/1/48	153,272	143,632
4.000%, 11/1/30	4,447	4,429
4.000%, 10/1/33	37,156	36,932
4.000%, 12/1/36	10,801	10,738
4.000%, 8/1/39	15,804	15,627
4.000%, 10/1/39	10,127	10,006
4.000%, 12/1/39	13,964	13,805
4.000%, 1/1/40	128,890	127,026
4.000%, 3/1/40	13,304	13,136
4.000%, 8/1/40	30,131	29,696
4.000%, 8/1/40	5,291	5,198
4.000%, 10/1/40	68,975	67,807
4.000%, 10/1/40	9,278	9,127
4.000%, 11/1/40	10,002	9,811
4.000%, 11/1/40	7,509	7,387
4.000%, 12/1/40	25,078	24,622
4.000%, 2/1/41	25,549	25,046
4.000%, 10/1/49	1,815,240	1,748,521
4.500%, 8/1/35	10,091	10,180
4.500%, 8/1/36	5,229	5,275
4.500%, 8/1/38	23,451	23,658
4.500%, 3/1/39	33,868	34,166
4.500%, 9/1/39	13,439	13,557
4.500%, 2/1/40	18,304	18,458
4.500%, 8/1/40	36,310	36,593
4.500%, 1/1/41	12,128	12,210
4.500%, 9/1/41	25,357	25,466
5.000%, 10/1/39	1,429	1,469
5.500%, 8/1/37	20,432	21,232
6.000%, 12/1/35	10,406	10,666
6.000%, 3/1/36	75,550	79,714
6.000%, 6/1/36	24,308	25,648
6.000%, 8/1/37	6,039	6,278
6.000%, 3/1/38	14,217	15,001
TBA 15 Yr, 2.000%, 11/1/40 (e)	1,100,000	1,012,755
TBA 30 Yr, 2.000%, 11/1/55 (e)	3,200,000	2,595,892

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

Security	Principal Amount^	Value
Federal National Mortgage Association (Continued)
TBA 30 Yr, 2.500%, 12/1/55 (e)	1,125,000	$955,326
TBA 30 Yr, 4.000%, 11/1/55 (e)	1,400,000	1,328,519
TBA 30 Yr, 5.500%, 11/1/54 (e)	9,425,000	9,523,519
TBA 30 Yr, 5.500%, 12/1/54 (e)	9,425,000	9,516,155
TBA 30 Yr, 6.000%, 11/1/54 (e)	3,085,000	3,155,070
TBA 30 Yr, 6.000%, 12/1/54 (e)	3,085,000	3,154,227

		53,853,457

Government National Mortgage Association – 3.9%
Government National Mortgage Association
5.500%, 6/20/53	899,572	912,607
TBA 30 Yr, 2.000%, 11/20/55 (e)	2,900,000	2,412,793
TBA 30 Yr, 2.500%, 11/20/55 (e)	2,200,000	1,904,631
TBA 30 Yr, 3.500%, 11/20/55 (e)	3,400,000	3,112,811
TBA 30 Yr, 4.500%, 11/20/55 (e)	1,600,000	1,561,830

		9,904,672

Total Mortgage Backed Securities (Cost $111,965,479)		108,134,574

U.S. Government Agency Obligations – 28.0%
Farm Credit Bank of Texas, 7.750%, (5-Yr. CMT + 3.291%), 6/15/29 (a)(b)	1,150,000	1,207,030
Federal Farm Credit Banks Funding Corp.
2.625%, 10/15/49	3,250,000	2,102,577
2.780%, 11/2/37	1,800,000	1,496,427
3.430%, 4/6/45	1,000,000	796,435
3.660%, 3/7/44	974,000	815,129
4.500%, 3/2/26	5,000,000	5,011,465
Federal Home Loan Bank Discount Notes
0.000%, 11/14/25	11,200,000	11,183,231
0.000%, 11/17/25	2,800,000	2,794,909
0.000%, 1/9/26	11,575,000	11,489,474
0.000%, 1/30/26	3,615,000	3,580,276
Federal Home Loan Banks
0.900%, 2/26/27	3,000,000	2,891,838
3.250%, 11/16/28	5,000,000	4,948,088
3.315%, 11/13/35	3,000,000	2,747,677
4.125%, 3/13/26	3,500,000	3,504,637
Federal National Mortgage Association
0.750%, 10/8/27	5,000,000	4,732,293
0.875%, 8/5/30	8,000,000	7,027,287
Federal National Mortgage Association Principal STRIPS, 0.000%, 7/15/37	9,000,000	5,283,406

Total U.S. Government Agency Obligations (Cost $74,434,389)		71,612,179

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

Security	Principal Amount^	Value
Corporate Bonds and Notes – 27.2%
Basic Materials – 0.2%
Olympus Water US Holding Corp.
3.875%, 10/1/28 (f)	115,000	$132,196
5.375%, 10/1/29 (f)	125,000	136,843
6.125%, 2/15/33 (a)	140,000	160,227

		429,266

Communications – 2.2%
Africell Holding, Ltd., 10.500%, 10/23/29 (a)	835,000	833,065
Axian Telecom Holding & Management PLC, 7.250%, 7/11/30 (a)	855,000	864,257
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.484%, 10/23/45	1,325,000	1,280,718
Gen Digital, Inc., 6.250%, 4/1/33 (a)	115,000	118,673
Millicom International Cellular SA
4.500%, 4/27/31 (a)	475,000	444,125
7.375%, 4/2/32 (a)	400,000	418,133
Paramount Global
2.900%, 1/15/27	400,000	392,981
4.950%, 1/15/31	985,000	966,170
Vodafone Group PLC, 6.150%, 2/27/37	66,000	72,024
WULF Compute LLC, 7.750%, 10/15/30 (a)	180,000	187,120

		5,577,266

Consumer, Cyclical – 0.8%
Forvia SE, 2.375%, 6/15/29 (f)	190,000	211,408
Toll Brothers Finance Corp., 4.350%, 2/15/28	600,000	601,956
YMCA of Greater New York
2.303%, 8/1/26	765,000	751,351
Series 2020, 3.230%, 8/1/32	375,000	322,133
Series 2025, 5.184%, 8/1/30	125,000	125,993

		2,012,841

Consumer, Non-cyclical – 5.4%
Advocate Health & Hospitals Corp., 2.211%, Series 2020, 6/15/30	325,000	299,259
Benefis Health System, Inc., 5.582%, Series 2025, 2/15/35	625,000	650,440
Beth Israel Lahey Health, Inc., 2.220%, Series L, 7/1/28	1,400,000	1,310,042
Block, Inc., 6.500%, 5/15/32	700,000	726,771
Boston Medical Center Corp., 4.519%, 7/1/26	705,000	704,165
Conservation Fund A Nonprofit Corp. (The), 3.474%, Series 2019, 12/15/29	800,000	766,779
Darling Global Finance BV, 4.500%, 7/15/32 (a)	100,000	117,690
Darling Ingredients, Inc., 6.000%, 6/15/30 (a)	360,000	364,313
Grifols SA, 3.875%, 10/15/28 (f)	165,000	185,964

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

Security	Principal Amount^	Value
Consumer, Non-cyclical (Continued)
Howard University
Series 2020, 2.657%, 10/1/26 (AG)	100,000	$98,390
Series 2020, 3.476%, 10/1/41 (AG)	865,000	664,362
Series 22A, 5.209%, 10/1/52	470,000	422,641
John D & Catherine T MacArthur Foundation, 1.299%, 12/1/30	1,440,000	1,251,435
Leland Stanford Junior University, 4.249%, 5/1/54	1,200,000	987,260
Lifespan Corp., 5.050%, Series 2025, 2/15/30 (AG)	465,000	470,390
PeaceHealth Obligated Group
4.335%, 11/15/28	90,000	90,517
Series 2020, 1.375%, 11/15/25	1,000,000	998,783
Picard Groupe SAS, 6.375%, 7/1/29 (f)	100,000	121,237
Rossini Sarl, 6.750%, 12/31/29 (f)	205,000	249,729
Royalty Pharma PLC
2.150%, 9/2/31	350,000	305,564
3.300%, 9/2/40	1,250,000	968,511
Stanford Health Care, 3.310%, Series 2020, 8/15/30	595,000	574,118
Sutter Health, 5.537%, Series 2025, 8/15/35	390,000	411,245
Trustees of Columbia University in the City of New York/(The), 4.355%, Series 2024, 10/1/35	995,000	982,460

		13,722,065

Energy – 0.4%
Greenko Dutch BV
3.850%, 3/29/26 (f)	406,550	402,807
3.850%, 3/29/26 (a)	787,150	779,904

		1,182,711

Financial – 13.7%
Air Lease Corp., 3.625%, 12/1/27	500,000	492,717
AXA SA, 8.600%, 12/15/30	400,000	473,202
Bank of America Corp., 0.583%, (3 Month EUR-EURIBOR + 0.76%), 8/24/28 (b)(f)	560,000	624,550
Bank of Ireland Group PLC, 5.601%, (SOFR + 1.620%), 3/20/30 (a)(b)	1,240,000	1,286,610
BNP Paribas SA
4.375%, (3 Month EUR-EURIBOR + 1.45%), 1/13/29 (b)(f)	1,000,000	1,194,634
5.906%, (SOFR + 1.920%), 11/19/35 (a)(b)	1,640,000	1,703,097
Boston Properties LP, 3.650%, 2/1/26	430,000	429,141
BPCE SA
4.875%, 4/1/26 (a)	500,000	500,446
5.876%, (SOFR + 1.680%), 1/14/31 (a)(b)	770,000	803,934
Brandywine Operating Partnership LP, 4.550%, 10/1/29	500,000	480,979
Bridge Housing Corp., 5.321%, 7/15/35	390,000	392,375
Brighthouse Financial, Inc., 5.625%, 5/15/30	1,500,000	1,533,016
Canary Wharf Group Investment Holdings PLC, 3.375%, 4/23/28 (f)	200,000	247,629
Ceska sporitelna AS, 0.500%, (3 Month EUR-EURIBOR + 0.78%), 9/13/28 (b)(f)	1,200,000	1,327,161

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

Security	Principal Amount^	Value
Financial (Continued)
Citigroup, Inc.
2.561%, (SOFR + 1.167%), 5/1/32 (b)	500,000	$451,971
4.412%, (SOFR + 3.914%), 3/31/31 (b)	750,000	749,148
CPI Property Group SA, 6.000%, 1/27/32 (f)	305,000	358,122
Credit Agricole SA, 4.125%, 1/10/27 (a)	1,000,000	998,643
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34	600,000	606,449
HAT Holdings I LLC/HAT Holdings II LLC, 3.750%, 9/15/30 (a)	200,000	184,526
ING Groep NV, 4.625%, 1/6/26 (a)	750,000	750,342
Intercontinental Exchange, Inc., 3.625%, 9/1/28	200,000	198,035
JPMorgan Chase & Co.
5.103%, (SOFR + 1.435%), 4/22/31 (b)	590,000	609,519
6.070%, (SOFR + 1.330%), 10/22/27 (b)	1,090,000	1,109,606
Kreditanstalt fuer Wiederaufbau
0.000%, 6/29/37	6,000,000	3,678,433
4.375%, 2/28/34	6,000,000	6,154,258
mBank SA, 0.966%, (3 Month EUR-EURIBOR + 1.25%), 9/21/27 (b)(f)	600,000	679,848
Morgan Stanley
Series GMTN, 2.699%, (SOFR + 1.143%), 1/22/31 (b)	640,000	599,220
Series MTN, 2.511%, (SOFR + 1.200%), 10/20/32 (b)	1,000,000	894,382
NHP Foundation, 5.850%, 12/1/28	800,000	811,423
PennyMac Financial Services, Inc., 7.125%, 11/15/30 (a)	235,000	246,254
Scentre Group Trust 1/Scentre Group Trust 2, 4.375%, 5/28/30 (a)	615,000	616,651
Sumitomo Mitsui Trust Bank, Ltd., 1.550%, 3/25/26 (a)	1,500,000	1,485,225
Trust Fibra Uno, 7.375%, 2/13/34 (f)	850,000	926,848
USAA Capital Corp., 2.125%, 5/1/30 (a)	885,000	814,212
WLB Asset VII Pte., Ltd., 5.880%, 7/30/29 (a)	730,000	733,378

		35,145,984

Government – 1.0%
European Investment Bank, 0.750%, 9/23/30	3,000,000	2,604,616

		2,604,616

Industrial – 0.7%
Beacon Mobility Corp., 7.250%, 8/1/30 (a)	120,000	125,046
HTA Group, Ltd., 7.500%, 6/4/29 (f)	250,000	259,904
IHS Holding, Ltd., 8.250%, 11/29/31 (a)	300,000	313,332
Nature Conservancy (The), 1.154%, Series A, 7/1/27	430,000	406,814
Sitios Latinoamerica SAB de CV, 6.000%, 11/25/29 (a)	570,000	590,275

		1,695,371

Technology – 1.6%
Apple, Inc.
2.650%, 5/11/50	300,000	191,084
4.100%, 8/8/62	1,435,000	1,153,315

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

Security	Principal Amount^	Value
Technology (Continued)
Broadcom, Inc.
3.187%, 11/15/36 (a)	852,000	$727,655
4.150%, 11/15/30	1,200,000	1,194,289
McAfee Corp., 7.375%, 2/15/30 (a)	275,000	252,115
Microsoft Corp., 3.041%, 3/17/62	1,000,000	645,229

		4,163,687

Utilities – 1.2%
Aegea Finance Sarl, 9.000%, 1/20/31 (a)	960,000	1,015,294
Aydem Yenilenebilir Enerji A/S, 9.875%, 9/30/30 (a)	640,000	631,875
Clearway Energy Operating LLC, 3.750%, 2/15/31 (a)	560,000	518,934
Limak Yenilenebilir Enerji A/S, 9.625%, 8/12/30 (a)	575,000	568,903
Zorlu Enerji Elektrik Uretim A/S, 11.000%, 4/23/30 (a)	370,000	332,728

		3,067,734

Total Corporate Bonds and Notes (Cost $72,020,758)		69,601,541

Municipal Bonds – 4.6%
City of New York
Series E2, 5.392%, 10/1/55	365,000	366,553
Series H, 6.385%, 2/1/55	465,000	500,740
Colorado Health Facilities Authority Series B, 4.480%, 12/1/40	940,000	836,508
Commonwealth of Massachusetts Series B, 4.110%, 7/15/31	365,965	366,929
Cook County Community High School District No. 228, IL Series A, 5.019%, 12/1/41 (AG)	435,000	434,076
County of Riverside, CA
2.963%, 2/15/27	670,000	660,661
3.070%, 2/15/28	670,000	655,499
District of Columbia, (Ingleside at Rock Creek) Series A, 4.125%, 7/1/27	180,000	180,210
Iowa Student Loan Liquidity Corp.
Series A, 5.343%, 12/1/34	165,000	168,175
Series A, 5.426%, 12/1/35	70,000	71,555
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center) Series C, 3.968%, 7/1/27	205,000	205,186
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.000%, 10/1/27	100,000	99,928
Massachusetts Educational Financing Authority
Series A, 2.305%, 7/1/29	1,000,000	938,081
Series A, 2.641%, 7/1/37	455,000	398,121
Series A, 5.455%, 7/1/33	600,000	609,865
Series A, 6.069%, 7/1/33	175,000	182,953
New York Transportation Development Corp., 4.248%, 9/1/35	315,000	310,765
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment)
Series B, 3.473%, 7/1/28	500,000	490,830

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

Security	Principal Amount^	Value
Municipal Bonds (Continued)
Oklahoma Development Finance Authority, (OU Medicine)
Series C, 4.650%, 8/15/30 (AG)	445,000		$443,462
Series C, 5.450%, 8/15/28	770,000		763,921
United Nations Development Corp. Series A, 6.536%, 8/1/55	1,750,000		1,879,446
University of Virginia Series C, 4.179%, 9/1/17	1,000,000		775,134
Uptown Development Authority Series B, 2.581%, 9/1/31 (AG)	100,000		90,830
Wisconsin Health & Educational Facilities Authority
Series B, 3.940%, 8/15/41	335,000		240,360
Series B, 4.190%, 8/15/55	190,000		109,256

Total Municipal Bonds (Cost $11,954,865)			11,779,044

Foreign Government & Agency Securities – 3.8%
Bundesrepublik Deutschland Bundesanleihe, 1.800%, 8/15/53 (f)	2,605,000	EUR	2,239,889
City of Ottawa Ontario, 2.500%, 5/11/51	2,390,000	CAD	1,180,950
City of Toronto Canada, 2.600%, 9/24/39	1,060,000	CAD	630,687
Colombia Government International Bond, 8.000%, 11/14/35	1,090,000		1,190,825
Hungary Government International Bond, 5.375%, 9/12/33 (f)	705,000	EUR	892,350
Romania Government International Bond, 2.000%, 1/28/32 (f)	1,360,000	EUR	1,333,687
United Kingdom Gilt, 1.500%, 7/31/53 (f)	3,665,000	GBP	2,219,100

Total Foreign Government & Agency Securities (Cost $10,388,491)			9,687,488

Asset Backed Securities – 3.6%
Aligned Data Centers Issuer LLC
Series 2021-1A, 1.937%, 8/15/46 (a)	660,000		644,638
Series 2022-1A, 6.350%, 10/15/47 (a)	540,000		540,260
Series 2023-1A, 6.000%, 8/17/48 (a)	280,000		282,757
Compass Datacenters Issuer II LLC Series 2024-2A, 5.022%, 8/25/49 (a)	340,000		341,864
CoreVest American Finance, Ltd. Series 2020-4 , 2.250%, 12/15/52 (a)	100,000		93,038
Enterprise Fleet Financing LLC Series 2025-2, 4.580%, 12/22/31 (a)	180,000		182,397
FHF Trust Series 2022-1A, 4.430%, 1/18/28 (a)	36,455		36,446
Lendbuzz Securitization Trust
Series 2022-1A, 4.220%, 5/17/27 (a)	117,212		117,077
Series 2023-1A, 6.920%, 8/15/28 (a)	145,424		146,946
Series 2023-2A, 7.090%, 10/16/28 (a)	169,867		171,741
Series 2023-3A, 7.500%, 12/15/28 (a)	229,313		233,180
Series 2024-2A, 5.990%, 5/15/29 (a)	426,611		428,739
Series 2024-3A, 4.970%, 10/15/29 (a)	420,001		419,312
Series 2025-2A, 5.180%, 5/15/30 (a)	835,000		834,432
Mosaic Solar Loan Trust
Series 2020-2A, 1.440%, 8/20/46 (a)	85,478		72,203
Series 2024-1A, 5.500%, 9/20/49 (a)	93,536		90,834
Series 2025-1A, 6.120%, 8/22/50 (a)	287,066		287,969

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2025(Unaudited)

Security	Principal Amount^	Value
Asset Backed Securities (Continued)
Prestige Auto Receivables Trust
Series 2024-1A, 5.710%, 5/15/28 (a)	154,954		$155,257
Series 2024-2A, 4.560%, 2/15/29 (a)	125,000		125,049
Retained Vantage Data Centers Issuer LLC Series 2024-1A, 4.992%, 9/15/49 (a)	640,000		640,747
Sabey Data Center Issuer LLC Series 2024-1, 6.000%, 4/20/49 (a)	95,000		96,505
Sunnova Helios IV Issuer LLC Series 2020-AA, 2.980%, 6/20/47 (a)	632,284		567,021
Sunnova Helios V Issuer LLC Series2021-A, 1.800%, 2/20/48 (a)	179,394		142,383
Sunnova Hestia II Issuer LLC Series 2024-GRID1, 5.630%, 7/20/51 (a)	118,144		118,560
Tesla Sustainable Energy Trust
Series 2024-1A, 5.080%, 6/21/50 (a)	1,021,589		1,024,369
Series 2024-1A, 6.250%, 6/21/50 (a)	165,000		165,710
Vantage Data Centers Issuer LLC Series 2024-1A, 5.100%, 9/15/54 (a)	520,000		521,760
Vantage Data Centers Jersey Borrower SPV, Ltd. Series 2024-1A, 6.172%, 5/28/39 (a)	645,000		872,126

Total Asset Backed Securities (Cost $9,228,868)			9,353,320

Senior Floating Rate Interests – 1.9%
Communication Services – 0.2%
Charter Communications Operating LLC 2024 Term Loan B5, 6.235%, (3 mo. USD SOFR CME + 2.250%), 12/15/31 (b)	273,744		273,590
Sunrise Financing Partnership Term Loan AAA1, 6.426%, (3 mo. USD SOFR CME + 2.500%), 2/15/32 (b)	210,000		209,803

			483,393

Consumer Discretionary – 0.2%
American Builders & Contractors Supply Co., Inc. 2024 Term Loan B, 5.715%, (1 mo. USD SOFR CME + 1.750%), 1/31/31 (b)	205,120		206,120
Core & Main LP 2024 Term Loan E, 5.991%, (1 mo. USD SOFR CME + 2.000%), 2/9/31 (b)	280,034		280,297

			486,417

Consumer Staples – 0.4%
Boels Topholding BV 2025 EUR Term Loan B3, 4.676%, (1 mo. EUR-EURIBOR + 2.750%), 5/23/31 (b)	344,827	EUR	399,904
Insulet Corp. 2025 Term Loan, 5.965%, (1 mo. USD SOFR CME + 2.000%), 8/1/31 (b)	353,156		355,566
Verisure Holding AB 2021 EUR Term Loan, 5.000%, (3 mo. EUR-EURIBOR + 3.000%), 3/27/28 (b)	187,500	EUR	216,831

			972,301

Financials – 0.3%
Blackhawk Network Holdings, Inc. 2025 Term Loan B, 7.965%, (1 mo. USD SOFR CME + 4.000%), 3/12/29 (b)	167,980		168,895
Russell Investments US Inst’l Holdco, Inc. 2024 PIK Term Loan, 10.465%, (1 mo. USD SOFR CME + 5.000%), 5/30/27 (b)	394,897		382,556
USI, Inc. 2024 Term Loan D, 6.252%, (3 mo. USD SOFR CME + 2.250%), 11/21/29 (b)	161,316		161,619

			713,070

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

Security	Principal Amount^	Value
Industrials – 0.4%
Altium Packaging LLC 2024 Term Loan B, 6.465%, (1 mo. USD SOFR CME + 2.500%), 6/11/31 (b)	424,625	$415,867
Proampac PG Borrower LLC 2024 Term Loan, 8.195%, (3 mo. USD SOFR CME + 4.000%), 9/15/28 (b)	398,466	399,296
Student Transportation of America Holdings, Inc. Term Loan B, 7.253%, (3 mo. USD SOFR CME + 3.250%), 6/24/32 (b)	99,767	100,702
Van Pool Transportation LLC
2025 Delayed Draw Term Loan 7.252%, (3 mo. USD SOFR CME + 3.250%), 8/6/30 (b)(g)	27,108	27,323
2025 Term Loan 7.252%, (3 mo. USD SOFR CME + 3.250%), 8/6/30 (b)	197,892	199,458

		1,142,646

Information Technology – 0.4%
Athenahealth Group, Inc. 2022 Term Loan B, 6.715%, (1 mo. USD SOFR CME + 2.750%), 2/15/29 (b)	345,942	344,990
Cotiviti Corp. 2025 2nd Amendment Term Loan, 6.884%, (1 mo. USD SOFR CME + 2.750%), 3/26/32 (b)	239,400	230,722
Zelis Payments Buyer, Inc. Term Loan B, 6.715%, (1 mo. USD SOFR CME + 2.750%), 9/28/29 (b)	451,558	445,568

		1,021,280

Total Senior Floating Rate Interests (Cost $4,806,515)		4,819,107

Convertible Bonds – 0.3%
Consumer Discretionary – 0.1%
Etsy, Inc., 1.000%, 6/15/30 (a)	160,000	170,480

		170,480

Health Care – 0.2%
Dexcom, Inc., 0.250%, 11/15/25	205,000	204,785
Guardant Health, Inc., 1.250%, 2/15/31	175,000	299,285

		504,070

Total Convertible Bonds (Cost $592,038)		674,550

Total Long Term Investments (Cost $295,391,403)		285,661,803

Total Investments–111.7% (Cost $295,391,403)		285,661,803
Less Unfunded Loan Commitments —(0.0)%*		(10,656)

Net Investments—111.7% (Cost $295,380,907)		285,651,147
Other Liabilities, less assets – (11.7)%		(29,960,246)

Net Assets – 100.0%		$255,690,901

*	Amount is less than 0.05%.
^	The principal amount is stated in U.S. dollars unless otherwise indicated.

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

(a)

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of these securities was $51,004,923, representing 19.9% of net assets.

(b)

Floating/Variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Step coupon bond.
(d)

Security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(e)	A portion or all of the security was purchased as a when issued or delayed delivery security.
(f)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of these securities is $13,743,906 or 5.4% of the Fund’s net assets.

(g)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At October 31, 2025, the total value of unfunded loan commitments is $10,496.

Abbreviations

AG — Assured Guaranty Inc.

EURIBOR — Euro Interbank Offered Rate

RFUCCT — Refinitiv USD IBOR Consumer Cash Fallbacks Term

SOFR — Secured Overnight Financing Rate Data

TBA — To Be Announced

Currency Abbreviations

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound Sterling

At October 31, 2025, the Fund had the following forward currency contracts outstanding.

Currency Bought	Currency Sold	Counterparty	Settlement Date	Quantity	Value	Unrealized Appreciation (Depreciation)
United States Dollar	Canadian Dollar	HSBC Bank PLC	12/17/25	2,449,000	$1,750,057	$26,005
United States Dollar	Euro Currency	Deutsche Bank AG	11/28/25	2,526,274	2,915,851	23,301
United States Dollar	Euro Currency	Deutsche Bank AG	12/17/25	7,019,000	8,110,189	157,322
United States Dollar	Pound Sterling	Goldman Sachs International	12/17/25	2,693,000	3,537,987	104,236
Euro Currency	United States Dollar	Morgan Stanley & Co. International PLC	11/28/25	107,000	123,501	(1,179)

						$309,685

At October 31, 2025, the Fund had the following future contracts outstanding.

Description	Number of Contracts	Notional Amount	Value	Expiration Date	Unrealized Appreciation (Depreciation)
10-Year Australian Bond Futures (Long)	66	$4,903,988	$4,906,219	12/15/25	$2,231
10-Year Canadian Government Bond (Long)	21	1,792,942	1,838,052	12/18/25	45,110

					$47,341

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2025(Unaudited)

At October 31, 2025, the Fund had the following centrally cleared interest rate swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount		Value	Upfront Premiums Paid (Received) (Depreciation)	Unrealized Appreciation
Pay Fixed rate annually 2.970% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/15/53	USD	985,000	$173,841	$50,184	$123,657
Pay Fixed rate annually 4.500% Receive Floating rate annually 12 month SONIA	Morgan Stanley/LCH	9/18/34	GBP	100,000	7,888	(85)	7,973
Pay Fixed rate annually 2.720% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/27	EUR	2,320,000	(44,462)	(65)	(44,397)
Pay Fixed rate annually 2.590% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/29	EUR	2,625,000	(67,089)	(36,323)	(30,766)
Pay Fixed rate annually 3.750% Receive Floating rate annually 12 month SONIA	Morgan Stanley/LCH	9/18/54	GBP	2,285,000	316,569	(1,858)	318,427
Pay Fixed rate annually 2.280% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/34	EUR	695,000	6,080	(1,644)	7,724
Pay Fixed rate annually 3.000% Receive Floating rate annually 6 month CORRA	Morgan Stanley/LCH	9/18/34	CAD	4,600,000	(60,014)	1,842	(61,856)
Pay Fixed rate annually 2.310% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/54	EUR	2,180,000	233,170	(26,571)	259,741
Pay Fixed rate annually 2.593% Receive Floating rate annually 12 month USCPI	Morgan Stanley/LCH	11/8/34	USD	2,860,000	(18,012)	—	(18,012)
Receive Fixed rate annually 3.750% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/55	USD	10,085,000	(395,527)	(270,184)	(125,343)
Receive Fixed rate annually 4.250% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/45	USD	11,120,000	410,283	461,993	(51,710)
Receive Fixed rate annually 4.000% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/28	USD	15,365,000	188,800	111,157	77,643
Pay Fixed rate annually 4.060% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/35	USD	6,200,000	(196,560)	(115,635)	(80,925)
Pay Fixed rate annually 4.220% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/27	USD	4,475,000	(39,407)	(713)	(38,694)
Receive Fixed rate annually 3.880% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/27	USD	12,900,000	27,282	851	26,431

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2025 (Unaudited)

Description	Counterparty/ Exchange	Expiration Date	Notional Amount		Value	Upfront Premiums Paid (Received) (Depreciation)	Unrealized Appreciation
Receive Fixed rate annually 3.780% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/30	USD	21,600,000	278,177	202,701	75,476
Pay Fixed rate annually 3.530% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/17/32	USD	6,625,000	(5,758)	(5,360)	(398)
Pay Fixed rate annually 2.440% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/17/35	EUR	3,615,000	(2,082)	6,007	(8,089)
Pay Fixed rate annually 3.720% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/17/35	USD	7,552,488	(28,876)	(2,811)	(26,065)
Receive Fixed rate annually 3.530% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/17/32	USD	8,285,000	7,200	36,564	(29,364)
Receive Fixed rate annually 3.910% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/17/45	USD	2,720,000	(27,761)	(21,988)	(5,773)
Receive Fixed rate annually 3.530% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/17/35	USD	3,000,000	(36,649)	(5,522)	(31,127)

						$382,540	$344,553

At October 31, 2025, the Fund had the following OTC interest rate swap contracts outstanding.

	Rate Type
Counterparty	Payments made by the Fund	Payments received by the Fund	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International	2.470%	USA-CPI-U	7/10/53	$2,280,000	$(1,077)	$—	$(1,077)
Morgan Stanley & Co. International	2.360%	USA-CPI-U	5/9/55	915,000	12,695	(5,740)	18,435

						$(5,740)	$17,358

Abbreviations

AG — Assured Guaranty Inc.

CORRA — Canadian Overnight Repo Rate Average

ESTR — Euro Short-Term Rate

LCH — London Clearing House

SOFR — Secured Overnight Financing Rate Data

SONIA — Sterling Overnight Index Average

USA-CPI-U — U.S.A. Consumers Price Index Urban Consumers NSA

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2025 (Unaudited)

Currency Abbreviations

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound Sterling

See Notes to Portfolio of Investments

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2025 (Unaudited)

1. ORGANIZATION

The Domini Impact Bond Fund (the “Fund”) is a series of the Domini Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund offers three classes of shares: Investor Shares, Institutional Shares and Class Y shares. Each class of shares is sold at its offering price, which is net asset value.

Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. The Fund seeks to provide its shareholders with a high level of current income and total return.

2.SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. The net asset value (or NAV) of each class of shares of the Fund is determined as of the scheduled close of regular trading on the NYSE, normally 4 p.m., Eastern Time, on each day the NYSE is open for trading.

Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account observable inputs such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Securities of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Domini Impact Investments LLC (Domini), the Fund’s valuation designee.

To Be Announced (TBA) or when-issued securities are valued at their issue price for up to five (5) trading days, or until broker quotes are readily available or an Authorized Pricing Service begins to provide quotations, whichever is shorter.

Derivative contracts traded on an exchange are valued at their most recent sale or official closing price on the exchange on which they are primarily traded, or, if no sales are reported on such exchange, at the mean between the last available bid and asked quotations on the exchange on which they are primarily traded.

Futures contracts are valued at the most recent settlement price.

Foreign currency forward contracts are valued at the value of the underlying currencies at the prevailing currency exchange rates.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by Domini, the Fund’s valuation designee.

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3—significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2025 (Unaudited)

The following is a summary of the inputs used, as of October 31, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Long Term Investments in Securities:
Mortgage Backed Securities	$—	$108,134,574	$—	$108,134,574
U.S. Government Agency Obligations	—	71,612,179	—	71,612,179
Corporate Bonds and Notes	—	69,601,541	—	69,601,541
Municipal Bonds	—	11,779,044	—	11,779,044
Foreign Government & Agency Securities	—	9,687,488	—	9,687,488
Asset Backed Securities	—	9,353,320	—	9,353,320
Senior Floating Rate Interests	—	4,819,107	—	4,819,107
Convertible Bonds	—	674,550	—	674,550

Total Long Term Investments	$—	$285,661,803	$—	$285,661,803

Total Investment in Securities	$—	$285,661,803	$—	$285,661,803

Other Financial Instruments:
Forward Currency Contracts	—	310,864	—	310,864
Futures		47,341	—	47,341
Interest Rate Swap—CCP	—	897,072	—	897,072
Interest Rate Swap—OTC	—	12,695	—	12,695
Unfunded Loans	—	160	—	160

Total Other Financial Instruments	$—	$1,268,132	$—	$1,268,132

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Forward Currency Contracts	$—	$(1,179)	$—	$(1,179)
Interest Rate Swap—CCP	—	(552,519)	—	(552,519)
Interest Rate Swap—OTC	—	(1,077)	—	(1,077)

Total Other Financial Instruments	$—	$(554,775)	$—	$(554,775)